FINANCIAL RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
Detailed information about financial instruments
The classifications and methods of measurement subsequent to initial recognition of our financial assets and financial liabilities are as follows:

Financial instrument	Classification and measurement method

Financial assets
Cash and cash equivalents	Amortized cost
Accounts receivable	Amortized cost
Financing receivables	Amortized cost
Investments, measured at FVTOCI	FVTOCI with no reclassification to net income [1]

Financial liabilities
Bank advances	Amortized cost
Short-term borrowings	Amortized cost
Accounts payable	Amortized cost
Accrued liabilities	Amortized cost
MLSE put liability	FVTPL
Long-term debt	Amortized cost
Lease liabilities	Amortized cost

Derivatives [2]
Debt derivatives [3]	FVTOCI and FVTPL
Expenditure derivatives [4]	FVTOCI and FVTPL
Equity derivatives	FVTPL [5]
Virtual power purchase agreement	FVTPL
Subsidiary equity derivatives	FVTPL
[1]    Subsequently measured at fair value with changes recognized in the FVTOCI investment reserve.
[2]    Derivatives can be in an asset or liability position at a point in time historically or in the future.
[3]    Debt derivatives related to our US dollar-denominated credit facility and commercial paper borrowings have not been designated as hedges for accounting purposes and are measured at FVTPL. Debt derivatives related to our senior notes and debentures, subordinated notes, lease liabilities, and MLSE's credit facility borrowings are designated as hedges for accounting purposes and are measured at FVTOCI.
[4]    Certain expenditure derivatives acquired through the MLSE Transaction have not been designated as hedges for accounting purposes and are measured at FVTPL. All other expenditure derivatives are designated as hedges for accounting purposes and are measured at FVTOCI.
[5]    Subsequent changes are offset against stock-based compensation expense or recovery in "operating costs".
We use derivative instruments to manage risks related to certain activities in which we are involved. They include:

Derivatives	The risk they manage	Types of derivative instruments
Debt derivatives	Impact of fluctuations in foreign exchange rates on principal and interest payments for US dollar-denominated senior and subordinated notes and debentures, credit facility borrowings, commercial paper borrowings, and certain lease liabilities	Cross-currency interest rate exchange agreements Forward cross-currency interest rate exchange agreements Forward foreign exchange agreements
Expenditure derivatives	Impact of fluctuations in foreign exchange rates on forecast US dollar-denominated expenditures	Forward foreign exchange agreements and foreign exchange option agreements
Equity derivatives	Impact of fluctuations in share price of our Class B Non-Voting Shares on stock-based compensation expense	Total return swap agreements
Subsidiary equity derivatives	Impact of fluctuations in foreign exchange rates on our subsidiary equity investment	Cross-currency interest rate exchange agreements
Virtual power purchase agreement	Impact of fluctuations in market rates for electricity	Virtual power purchase agreement
We design and implement the risk management strategies discussed below to ensure our risks and the related exposures are consistent with our business objectives and risk tolerance. Below is a summary of our potential risk exposures by financial instrument.

Financial instrument	Financial risks

Financial assets
Cash and cash equivalents	Credit and foreign exchange
Accounts receivable	Credit and foreign exchange
Financing receivables	Credit
Investments, measured at FVTOCI	Liquidity and foreign exchange

Financial liabilities
Bank advances	Liquidity
Short-term borrowings	Liquidity, foreign exchange, and interest rate
Accounts payable	Liquidity
Accrued liabilities	Liquidity
MLSE put liability	Liquidity
Long-term debt	Liquidity, foreign exchange, and interest rate
Lease liabilities	Liquidity and foreign exchange

Derivatives [1]
Debt derivatives	Credit, liquidity, and foreign exchange
Expenditure derivatives	Credit, liquidity, and foreign exchange
Equity derivatives	Credit, liquidity, and market price
Virtual power purchase agreement	Credit, liquidity, and market price
Subsidiary equity derivatives	Credit, liquidity, and foreign exchange
[1]    Derivatives can be in an asset or liability position at a point in time historically or in the future.
Below is a summary of our net (liability) asset position for our various derivatives and a summary of the derivative instruments assets and derivative instruments liabilities reflected on our Consolidated Statements of Financial Position.

	As at December 31, 2025
(In millions of dollars, except exchange rates)	Notional amount (US$)	Exchange rate	Notional amount (Cdn$)	Fair value (Cdn$)	Current	Long-term
Debt derivatives accounted for as cash flow hedges:
As assets	8,559	1.2373	10,590	787	47	740
As liabilities	7,763	1.3449	10,440	(645)	(13)	(632)
MLSE interest rate swap	—	—	300	(7)	—	(7)
Net mark-to-market debt derivative asset				135	34	101
Expenditure derivatives accounted for as cash flow hedges:
As assets	1,122	1.3275	1,489	20	15	5
As liabilities	1,261	1.3816	1,742	(28)	(22)	(6)
Expenditure derivatives not accounted for as hedges:
As liabilities	886	1.3386	1,186	(17)	(3)	(14)
Net mark-to-market expenditure derivative liability				(25)	(10)	(15)
Equity derivatives not accounted for as hedges:
As assets	—	—	173	37	37	—
As liabilities	—	—	84	(9)	(9)	—
Net mark-to-market equity derivative asset				28	28	—
Subsidiary equity derivatives not accounted for as hedges:
As assets	750	1.3827	1,037	1	—	1
As liabilities	4,100	1.3846	5,677	(36)	—	(36)
Net mark-to-market subsidiary equity derivative liability				(35)	—	(35)
Virtual power purchase agreement not accounted for as hedges:
As liabilities	—	—	—	(6)	(2)	(4)
Net mark-to-market virtual power purchase agreement liability				(6)	(2)	(4)
Net mark-to-market asset				97	50	47

	As at December 31, 2024
(In millions of dollars, except exchange rates)	Notional amount (US$)	Exchange rate	Notional amount (Cdn$)	Fair value (Cdn$)	Current	Long-term
Debt derivatives accounted for as cash flow hedges:
As assets	11,116	1.2510	13,906	1,194	224	970
As liabilities	6,550	1.3127	8,598	(842)	(5)	(837)
Short-term debt derivatives not accounted for as hedges:
As assets	666	1.4282	952	7	7	—
As liabilities	696	1.4421	1,004	(2)	(2)	—
Net mark-to-market debt derivative asset				357	224	133
Expenditure derivatives accounted for as cash flow hedges:
As assets	1,590	1.3362	2,125	132	105	27
Net mark-to-market expenditure derivative asset				132	105	27
Equity derivatives not accounted for as hedges:
As liabilities	—	—	320	(54)	(54)	—
Net mark-to-market equity derivative liability				(54)	(54)	—
Virtual power purchase agreement not accounted for as hedges:
As liabilities	—	—	—	(10)	(2)	(8)
Net mark-to-market power purchase agreement liability				(10)	(2)	(8)
Net mark-to-market asset				425	273	152

Analysis of age of financial assets that are past due but not impaired
Below is a summary of the aging of our customer accounts receivable, including financing receivables, net of the respective allowances for doubtful accounts.

	As at December 31
(In millions of dollars)	2025	2024

Customer accounts receivable
Unbilled financing receivables	3,646	3,530
Less than 30 days past billing date	1,748	1,419
30-60 days past billing date	351	334
61-90 days past billing date	152	122
Greater than 90 days past billing date	168	131

Total customer accounts receivable (net of allowances of $258 and $226, respectively)	6,065	5,536
Total contract assets (net of allowances of $1 and $1, respectively)	253	268

Total customer accounts receivable and contract assets	6,318	5,804

Below is a summary of the activity related to our allowance for doubtful accounts on total customer accounts receivable and contract assets.

		Years ended December 31
(In millions of dollars)	Note	2025	2024

Balance, beginning of year		227	213
Allowance for doubtful accounts expense		327	259
Acquired in business combination	3	8	—
Net use		(303)	(245)

Balance, end of year		259	227

Disclosure of maturity analysis for non-derivative financial liabilities
Below is a summary of the undiscounted contractual maturities of our financial liabilities and the receivable components of our derivatives as at December 31, 2025 and 2024.

December 31, 2025	Carrying	Contractual	Less than	1 to 3	4 to 5	More than
(In millions of dollars)	amount	cash flows	1 year	years	years	5 years

Short-term borrowings	4,000	4,000	4,000	—	—	—
Accounts payable and accrued liabilities	4,831	4,831	4,831	—	—	—
MLSE put liability	3,316	3,316	3,316	—	—	—
Long-term debt [1]	37,058	37,932	3,186	6,529	6,795	21,422
Lease liabilities	3,118	4,074	692	895	543	1,944
Other long-term financial liabilities	443	443	—	132	70	241
Expenditure derivative instruments:
Cash outflow (Canadian dollar)	—	4,418	2,257	1,759	111	291
Cash inflow (Canadian dollar equivalent of US dollar)	—	(4,487)	(2,276)	(1,790)	(114)	(307)
Equity derivative instruments	—	(28)	(28)	—	—	—
Subsidiary equity derivative instruments
Cash outflow (Canadian dollar)	—	10,321	481	962	962	7,916
Cash inflow (Canadian dollar equivalent of US dollar)	—	(10,651)	(533)	(1,065)	(1,065)	(7,988)
Debt derivative instruments accounted for as hedges:
Cash outflow (Canadian dollar)	—	21,030	990	2,865	3,259	13,916
Cash inflow (Canadian dollar equivalent of US dollar) [2]	—	(22,402)	(1,010)	(3,054)	(3,225)	(15,113)
Net carrying amount of derivatives (asset)	(97)
	52,669	52,797	15,906	7,233	7,336	22,322
[1] Reflects repayment of our subordinated notes on their respective at-par redemption dates (see note 25).
[2]    Represents Canadian dollar equivalent amount of US dollar inflows matched to an equal amount of US dollar maturities in long-term debt for debt derivatives.

December 31, 2024	Carrying	Contractual	Less than	1 to 3	4 to 5	More than
(In millions of dollars)	amount	cash flows	1 year	years	years	5 years

Short-term borrowings	2,959	2,959	2,959	—	—	—
Accounts payable and accrued liabilities	4,059	4,059	4,059	—	—	—
Income tax payable	26	26	26	—	—	—
Long-term debt [1]	41,896	42,886	3,696	8,970	5,799	24,421
Lease liabilities	2,778	3,546	587	1,084	406	1,469
Other long-term financial liabilities	49	49	1	2	42	4
Expenditure derivative instruments:
Cash outflow (Canadian dollar)	—	2,124	1,605	519	—	—
Cash inflow (Canadian dollar equivalent of US dollar)	—	(2,288)	(1,727)	(561)	—	—
Equity derivative instruments	—	(54)	(54)	—	—	—
Debt derivative instruments accounted for as hedges:
Cash outflow (Canadian dollar)	—	22,506	2,572	3,565	1,684	14,685
Cash inflow (Canadian dollar equivalent of US dollar) [2]	—	(25,421)	(2,758)	(3,957)	(1,799)	(16,907)
Debt derivative instruments not accounted for as hedges:
Cash outflow (Canadian dollar)	—	1,958	1,958	—	—	—
Cash inflow (Canadian dollar equivalent of US dollar) [2]	—	(1,963)	(1,963)	—	—	—
Net carrying amount of derivatives (asset)	(425)
	51,342	50,387	10,961	9,622	6,132	23,672
[1] Reflects repayment of our subordinated notes on their respective at-par redemption dates (see note 25).
[2]    Represents Canadian dollar equivalent amount of US dollar inflows matched to an equal amount of US dollar maturities in long-term debt for debt derivatives.
Below is a summary of the principal repayments on our long-term debt due in each of the next five years and thereafter as at December 31, 2025. This reflects repayment of our subordinated notes on their respective at-par redemption dates.

(In millions of dollars)
2026	3,186
2027	4,614
2028	1,915
2029	3,575
2030	3,220
Thereafter	21,422
Total long-term debt	37,932
Below is a summary of the future minimum payments for our contractual commitments that are not recognized as liabilities as at December 31, 2025.

	Less than			After
(In millions of dollars)	1 Year	1-3 Years	4-5 Years	5 Years	Total

Player contracts [1]	566	811	359	215	1,951
Purchase obligations [2]	910	940	481	995	3,326
Program rights [3]	1,157	2,118	2,174	8,159	13,608

Total commitments	2,633	3,869	3,014	9,369	18,885
[1]    Professional sports players' salary contracts into which we have entered and are contractually obligated to pay.
[2]    Contractual obligations under service, product, and wireless device contracts to which we have committed.
[3]    Agreements into which we have entered to acquire broadcasting rights for periods in excess of one year at contract inception.

Disclosure of maturity analysis for derivative financial liabilities
Below is a summary of the undiscounted contractual maturities of our financial liabilities and the receivable components of our derivatives as at December 31, 2025 and 2024.

December 31, 2025	Carrying	Contractual	Less than	1 to 3	4 to 5	More than
(In millions of dollars)	amount	cash flows	1 year	years	years	5 years

Short-term borrowings	4,000	4,000	4,000	—	—	—
Accounts payable and accrued liabilities	4,831	4,831	4,831	—	—	—
MLSE put liability	3,316	3,316	3,316	—	—	—
Long-term debt [1]	37,058	37,932	3,186	6,529	6,795	21,422
Lease liabilities	3,118	4,074	692	895	543	1,944
Other long-term financial liabilities	443	443	—	132	70	241
Expenditure derivative instruments:
Cash outflow (Canadian dollar)	—	4,418	2,257	1,759	111	291
Cash inflow (Canadian dollar equivalent of US dollar)	—	(4,487)	(2,276)	(1,790)	(114)	(307)
Equity derivative instruments	—	(28)	(28)	—	—	—
Subsidiary equity derivative instruments
Cash outflow (Canadian dollar)	—	10,321	481	962	962	7,916
Cash inflow (Canadian dollar equivalent of US dollar)	—	(10,651)	(533)	(1,065)	(1,065)	(7,988)
Debt derivative instruments accounted for as hedges:
Cash outflow (Canadian dollar)	—	21,030	990	2,865	3,259	13,916
Cash inflow (Canadian dollar equivalent of US dollar) [2]	—	(22,402)	(1,010)	(3,054)	(3,225)	(15,113)
Net carrying amount of derivatives (asset)	(97)
	52,669	52,797	15,906	7,233	7,336	22,322
[1] Reflects repayment of our subordinated notes on their respective at-par redemption dates (see note 25).
[2]    Represents Canadian dollar equivalent amount of US dollar inflows matched to an equal amount of US dollar maturities in long-term debt for debt derivatives.

December 31, 2024	Carrying	Contractual	Less than	1 to 3	4 to 5	More than
(In millions of dollars)	amount	cash flows	1 year	years	years	5 years

Short-term borrowings	2,959	2,959	2,959	—	—	—
Accounts payable and accrued liabilities	4,059	4,059	4,059	—	—	—
Income tax payable	26	26	26	—	—	—
Long-term debt [1]	41,896	42,886	3,696	8,970	5,799	24,421
Lease liabilities	2,778	3,546	587	1,084	406	1,469
Other long-term financial liabilities	49	49	1	2	42	4
Expenditure derivative instruments:
Cash outflow (Canadian dollar)	—	2,124	1,605	519	—	—
Cash inflow (Canadian dollar equivalent of US dollar)	—	(2,288)	(1,727)	(561)	—	—
Equity derivative instruments	—	(54)	(54)	—	—	—
Debt derivative instruments accounted for as hedges:
Cash outflow (Canadian dollar)	—	22,506	2,572	3,565	1,684	14,685
Cash inflow (Canadian dollar equivalent of US dollar) [2]	—	(25,421)	(2,758)	(3,957)	(1,799)	(16,907)
Debt derivative instruments not accounted for as hedges:
Cash outflow (Canadian dollar)	—	1,958	1,958	—	—	—
Cash inflow (Canadian dollar equivalent of US dollar) [2]	—	(1,963)	(1,963)	—	—	—
Net carrying amount of derivatives (asset)	(425)
	51,342	50,387	10,961	9,622	6,132	23,672
[1] Reflects repayment of our subordinated notes on their respective at-par redemption dates (see note 25).
[2]    Represents Canadian dollar equivalent amount of US dollar inflows matched to an equal amount of US dollar maturities in long-term debt for debt derivatives.

Summary of net interest payments
Below is a summary of the net interest payments over the life of the long-term debt, including the impact of the associated debt derivatives, as at December 31, 2025 and 2024.

December 31, 2025	Less than 1 year	1 to 3 years	4 to 5 years	More than 5 years
(In millions of dollars)
Net interest payments	1,861	3,174	2,674	11,912

December 31, 2024	Less than 1 year	1 to 3 years	4 to 5 years	More than 5 years
(In millions of dollars)
Net interest payments	1,925	3,303	2,528	13,480

Sensitivity analysis for interest rate risk
Below is a sensitivity analysis for significant exposures with respect to our expenditure derivatives, debt derivatives, interest rate derivatives, short-term borrowings, senior notes, and bank credit facilities as at December 31, 2025 and 2024 with all other variables held constant. It shows how net income and other comprehensive income would have been affected by changes in the relevant risk variables.

	Net income		Other comprehensive income
(Change in millions of dollars)	2025	2024	2025	2024
Expenditure derivatives - change in foreign exchange rate
$0.01 change in Cdn$ relative to US$	7	—	18	12
Short-term borrowings
1% change in interest rates	29	22	—	—
Bank credit facilities (floating)
1% change in interest rates	3	7	—	—

Net cash proceeds (payments) on debt derivatives and forward contracts
Below is a summary of the net cash proceeds on debt derivatives and subsidiary equity derivatives.

	Years ended December 31
(In millions of dollars)	2025	2024

Proceeds on debt derivatives related to US commercial paper	1,175	2,478
Proceeds on debt derivatives related to credit facility borrowings	15,171	23,368
Proceeds on debt derivatives related to senior notes and debentures	4,815	—
Proceeds on subsidiary equity derivatives [1]	29,447	—
Proceeds on debt derivatives related to lease liabilities	203	203
Total proceeds on debt derivatives	50,811	26,049

Payments on debt derivatives related to US commercial paper	(1,176)	(2,466)
Payments on debt derivatives related to credit facility borrowings	(15,203)	(23,280)
Payments on debt derivatives related to senior notes and debentures	(4,743)	—
Payments on subsidiary equity derivatives [1]	(29,379)	—
Payments on debt derivatives related to lease liabilities	(196)	(196)
Total payments on debt derivatives	(50,697)	(25,942)

Net proceeds on settlement of debt derivatives and subsidiary equity derivatives	114	107
1    We initially entered into the subsidiary equity derivatives based on an anticipated closing date. Between that time and the June 20 closing date of the network transaction, we received net cash proceeds of $44 million as we extended the derivatives. Subsequent to closing, net cash proceeds of $24 million were received.

Changes in fair value of derivative instruments
Below is a summary of the changes in fair value of our derivative instruments for 2025 and 2024.

Year ended December 31, 2025	Debt derivatives (hedged)	Debt derivatives (unhedged)	Expenditure derivatives (hedged)	Expenditure derivatives (unhedged)	Equity derivatives	Subsidiary equity derivatives	Virtual power purchase agreement	Total instruments
(In millions of dollars)

Derivative instruments, beginning of year	352	5	132	—	(54)	—	(10)	425
Proceeds received from settlement of derivatives	(5,018)	(16,346)	(1,982)	(63)	—	(29,447)	—	(52,856)
Payment on derivatives settled	4,939	16,379	1,908	63	60	29,379	3	52,731
(Decrease) increase in fair value of derivatives	(138)	(38)	(66)	(17)	22	33	1	(203)

Derivative instruments, end of year	135	—	(8)	(17)	28	(35)	(6)	97

Mark-to-market asset	787	—	20	—	37	1	—	845
Mark-to-market liability	(652)	—	(28)	(17)	(9)	(36)	(6)	(748)

Mark-to-market asset (liability)	135	—	(8)	(17)	28	(35)	(6)	97

Year ended December 31, 2024	Debt derivatives (hedged)	Debt derivatives (unhedged)	Expenditure derivatives	Equity derivatives	Virtual power purchase agreement	Total instruments
(In millions of dollars)

Derivative instruments, beginning of year	(470)	(101)	(15)	48	—	(538)
Proceeds received from settlement of derivatives	(203)	(25,846)	(1,640)	—	(1)	(27,690)
Payment on derivatives settled	196	25,746	1,590	—	2	27,534
Increase (decrease) in fair value of derivatives	829	206	197	(102)	(11)	1,119

Derivative instruments, end of year	352	5	132	(54)	(10)	425

Mark-to-market asset	1,194	7	132	—	—	1,333
Mark-to-market liability	(842)	(2)	—	(54)	(10)	(908)

Mark-to-market asset (liability)	352	5	132	(54)	(10)	425

Derivative instruments details
During 2025 and 2024, we entered and settled debt derivatives related to our credit facility borrowings and US CP program as follows:

	Year ended December 31, 2025			Year ended December 31, 2024
(In millions of dollars, except exchange rates)	Notional (US$)	Exchange rate	Notional (Cdn$)	Notional (US$)	Exchange rate	Notional (Cdn$)

Credit facilities
Debt derivatives entered	9,825	1.394	13,695	14,943	1.366	20,407
Debt derivatives settled	10,873	1.395	15,171	17,136	1.364	23,368
Net cash (paid) received on settlement			(32)			87

US commercial paper program
Debt derivatives entered	517	1.410	729	2,008	1.374	2,758
Debt derivatives settled	831	1.414	1,175	1,807	1.371	2,478
Net cash (paid) received on settlement			(1)			13

(In millions of dollars, except for coupon and interest rates)
		US$		Hedging effect
Effective date	Principal/Notional amount (US$)	Maturity date	Coupon rate	Fixed hedged (Cdn$) interest rate [1]	Equivalent (Cdn$)

2025 issuances
February 12, 2025	1,100	2055	7.000%	5.440%	1,575
February 12, 2025	1,000	2055	7.125%	5.862%	1,432

2024 issuances
February 9, 2024	1,250	2029	5.000%	4.735%	1,684
February 9, 2024	1,250	2034	5.300%	5.107%	1,683
[1]    Converting from a fixed US$ coupon rate to a weighted average Cdn$ fixed rate.
During 2025 and 2024, we entered and settled debt derivatives related to our outstanding lease liabilities as follows:

	Year ended December 31, 2025			Year ended December 31, 2024
(In millions of dollars, except exchange rates)	Notional (US$)	Exchange rate	Notional (Cdn$)	Notional (US$)	Exchange rate	Notional (Cdn$)

Debt derivatives entered	241	1.378	332	271	1.369	371
Debt derivatives settled	247	1.352	334	214	1.322	283

Details on outstanding foreign currency forward contracts and options
The following table provides further details on our outstanding foreign currency forward contracts and options as at December 31, 2025 and 2024.

(in millions of dollars)	2025		2024
Type of hedge	Amount to receive (US$)	Amount to pay (Cdn$)	Amount to receive (US$)	Amount to pay (Cdn$)	Maturity	Hedged item
Cash flow	—	—	1,200	1,605	2025	Anticipated purchases
Cash flow	1,429	1,955	390	519	2026	Anticipated purchases
Cash flow	609	826	—	—	2027	Anticipated purchases
Cash flow	40	54	—	—	2028	Anticipated purchases
Cash flow	305	397	—	—	2026 - 2039	Future Toronto Blue Jays player compensation
Economic	216	285	—	—	2026	Anticipated purchases
Economic	420	565	—	—	2027	Anticipated purchases
Economic	205	275	—	—	2028	Anticipated purchases
Economic	45	61	—	—	2029	Anticipated purchases

Fair value measurement of assets
Below is a summary of the financial instruments carried at fair value.

			As at December 31
	Carrying value		Fair value (Level 2)		Fair value (Level 3)
(In millions of dollars)	2025	2024	2025	2024	2025	2024
Financial assets
Investments, measured at FVTOCI:
Investments in private companies	212	128	—	—	212	128
Held-for-trading:
Debt derivatives accounted for as cash flow hedges	787	1,194	787	1,194	—	—
Debt derivatives not accounted for as hedges	—	7	—	7	—	—
Expenditure derivatives accounted for as cash flow hedges	20	132	20	132	—	—
Equity derivatives not accounted for as hedges	37	—	37	—	—	—
Subsidiary equity derivatives not accounted for as hedges	1	—	1	—	—	—
Total financial assets	1,057	1,461	845	1,333	212	128

Financial liabilities
Long-term debt (including current portion)	37,058	41,896	36,523	39,765	—	—
MLSE put liability	3,316	—	—	—	3,316	—
Held-for-trading:
Debt derivatives accounted for as cash flow hedges	645	842	645	842	—	—
MLSE interest rate swap	7	—	7	—	—	—
Debt derivatives not accounted for as hedges	—	2	—	2	—	—
Expenditure derivatives accounted for as cash flow hedges	28	—	28	—	—	—
Expenditure derivatives not accounted for as hedges	17	—	17	—	—	—
Equity derivatives not accounted as hedges	9	54	9	54	—	—
Subsidiary equity derivatives not accounted for as hedges	36	—	36	—	—	—
Virtual power purchase agreement not accounted for as a hedge	6	10	6	10	—	—
Total financial liabilities	41,122	42,804	37,271	40,673	3,316	—

Fair value measurement of liabilities
Below is a summary of the financial instruments carried at fair value.

			As at December 31
	Carrying value		Fair value (Level 2)		Fair value (Level 3)
(In millions of dollars)	2025	2024	2025	2024	2025	2024
Financial assets
Investments, measured at FVTOCI:
Investments in private companies	212	128	—	—	212	128
Held-for-trading:
Debt derivatives accounted for as cash flow hedges	787	1,194	787	1,194	—	—
Debt derivatives not accounted for as hedges	—	7	—	7	—	—
Expenditure derivatives accounted for as cash flow hedges	20	132	20	132	—	—
Equity derivatives not accounted for as hedges	37	—	37	—	—	—
Subsidiary equity derivatives not accounted for as hedges	1	—	1	—	—	—
Total financial assets	1,057	1,461	845	1,333	212	128

Financial liabilities
Long-term debt (including current portion)	37,058	41,896	36,523	39,765	—	—
MLSE put liability	3,316	—	—	—	3,316	—
Held-for-trading:
Debt derivatives accounted for as cash flow hedges	645	842	645	842	—	—
MLSE interest rate swap	7	—	7	—	—	—
Debt derivatives not accounted for as hedges	—	2	—	2	—	—
Expenditure derivatives accounted for as cash flow hedges	28	—	28	—	—	—
Expenditure derivatives not accounted for as hedges	17	—	17	—	—	—
Equity derivatives not accounted as hedges	9	54	9	54	—	—
Subsidiary equity derivatives not accounted for as hedges	36	—	36	—	—	—
Virtual power purchase agreement not accounted for as a hedge	6	10	6	10	—	—
Total financial liabilities	41,122	42,804	37,271	40,673	3,316	—

Disclosure of financial liabilities that are part of supplier finance arrangements
The following table presents additional information about the carrying amounts of our accounts payable and accrued liabilities subject to our supplier finance arrangements.

(In millions of dollars)	As at December 31, 2025	As at December 31, 2024

Presented within accounts payable and accrued liabilities	289	273
for which suppliers have received payment from the finance provider	267	264